Note 11 - Black-Scholes Option Pricing Model Assumptions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Risk-free interest rate	1.10%				1.50%	1.70%	1.50%
Expected volatility	80.00%				57.80%	47.00%	57.80%
Expected life (in years)					4 years 36 days	4 years 36 days	5 years
Maximum [Member]
Risk-free interest rate	1.20%				1.60%	1.80%	1.60%
Expected volatility	83.00%				59.30%	60.00%	59.30%
Expected life (in years)					4 years 73 days	5 years 109 days	6 years 182 days
Risk-free interest rate		1.60%	1.10%	1.60%
Expected volatility		59.00%	78.00%	59.00%		59.00%
Expected life (in years)	4 years 73 days	4 years 36 days	4 years 73 days	4 years 36 days	4 years 73 days	5 years 109 days	4 years 73 days
Expected dividend yield					0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.11	$ 0.95	$ 0.12	$ 0.95	$ 13.60	$ 13.40	$ 28.80
Allocated Share-based Compensation Expense	$ 140,474	$ 209,089	$ 436,859	$ 418,298